Summary of Significant Accounting Policies (Schedule Of Account Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accounts receivable	$ 94,908	$ 94,528
Allowance for credit losses	(12,358)	(7,007)	$ (3,956)	$ (7,574)
Total	$ 82,550	$ 87,521